Commitments and Contingencies - Narrative (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Facility	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Severance payments related to restructuring	$ 8
Committed total of property, plant and equipment expenditure	15
Commitments for outsourced services	35
Commitment to purchase natural gas	3
Operating lease commitments	167
Minimum non-cancelable sublease rental commitments	12
Rent expense	$ 39	$ 29	$ 27
Number of sites cited as potentially responsible party | Facility	9
Number of previously and currently owned sites with potential remediation obligations | Facility	4